Fair Value Measurements (Details) - EBP 003 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	$ 758,372,364	$ 696,293,521
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	758,372,364	696,293,521
Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	677,271,672	615,420,141
Mutual funds | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	677,271,672	615,420,141
Common collective trusts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	66,861,438	67,933,158
Common collective trusts | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	66,861,438	67,933,158
MSC Industrial Direct Co., Inc. Class A Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	14,239,254	12,940,222
MSC Industrial Direct Co., Inc. Class A Common Stock | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	$ 14,239,254	$ 12,940,222